Note 18 - Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Before Taxes, Percent	23.00%	21.00%	23.00%
Effective Income Tax Rate Reconciliation, Percent, Total	11.00%	15.00%	19.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 0.7
Undistributed Earnings of Foreign Subsidiaries	$ 381.3
Liability for Uncertainty in Income Taxes, Noncurrent	6.7
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	6.5
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0.3